FINANCIAL INSTRUMENTS (Financial expenses, net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Financial Instruments [Abstract]
Interest expense on financial liabilities recorded at amortized cost	$ 30,205	$ 28,659
Bank and other financial charges (2)	14,627	8,010
Interest accretion on discounted lease obligations	3,227	3,141
Interest accretion on discounted provisions	242	287
Foreign exchange loss (gain)	229	(929)
Financial expenses, net (note 14(c))	48,530	39,168
Borrowing costs recognised as expense	1,600	$ 1,300
Borrowing costs incurred for amendments of loans and notes agreements	$ 3,900